UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2004
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diker Management, LLC
           --------------------------------------------------
Address:   745 Fifth Avenue
           --------------------------------------------------
           Suite 1409
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

Form 13F File Number:  28-10830
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Diker
           --------------------------------------------------
Title:     Managing Manager
           --------------------------------------------------
Phone:     (212) 904-0321
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Mark Diker                    New York, New York         09/09/04
       -------------------------    ---------------------------     --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        5
                                               -------------

Form 13F Information Table Value Total:        3,512

                                               -------------
                                               (thousands)

Positions in certain securities otherwise reportable on this Form 13F-HR have been omitted and filed separately with the Securities and Exchange Commission pursuant to a request for confidential treatment.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number          Name


    1.         28-10832                      Diker GP, LLC
    ---        -------------------           --------------------------


                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE
                                OF CLASS        CUSIP     (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
BLUE MARTINI SOFTWARE INC        COM          095698502       62    11954         SH   SOLE          1    11954
------------------------------------------------------------------------------------------------------------------------------------
BLUE MARTINI SOFTWARE INC        COM          095698502     1633   313397         SH   SHARED OTHER  1             313397
------------------------------------------------------------------------------------------------------------------------------------
CROSSROADS SYS INC               COM          22765D100       80    33637         SH   SOLE          1    33637
------------------------------------------------------------------------------------------------------------------------------------
CROSSROADS SYS INC               COM          22765D100     1630   687863         SH   SHARED OTHER  1             687863
------------------------------------------------------------------------------------------------------------------------------------
NETGURU INC                      COM          64111K107      107    69600         SH   SHARED OTHER  1              69600
------------------------------------------------------------------------------------------------------------------------------------
